Supplement to the
Fidelity's Arizona Municipal Funds
October 30, 2007
Prospectus

On October 6, 2008, the Board of Trustees of Fidelity® Arizona Municipal Money Market Fund (the "Fund") approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Fund will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Fund's participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

AZI/SPZ-08-02 October 15, 2008 1.713591.123

Supplement to the
Fidelity® Municipal Money Market Fund
and Fidelity AMT Tax-Free Money Fund
October 30, 2007
Prospectus

Fidelity® Municipal Money Market Fund

Fidelity AMT Tax-Free Money Fund

On October 6, 2008, the Board of Trustees of the funds listed above (the "Funds") approved the participation by each Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Funds will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces similar information for AMT Tax-Free Money Fund found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 3.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information for Municipal Money Market Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 7.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces similar information for AMT Tax-Free Money Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 7.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

SMM/MMM-08-03 October 15, 2008 1.471730.118

Supplement to the
Fidelity® Municipal Money Market Fund
and Fidelity AMT Tax-Free Money Fund
October 30, 2007
Prospectus

Fidelity® Municipal Money Market Fund

Fidelity AMT Tax-Free Money Fund

On October 6, 2008, the Board of Trustees of the funds listed above (the "Funds") approved the participation by each Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through December 18, 2008 (the "Program"). If a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.01% (1 basis point) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund.

If the Secretary of the Treasury elects to extend the Program past December 18, 2008, the Funds will consider whether to continue to participate in the Program.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces similar information for AMT Tax-Free Money Fund found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 3.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information for Municipal Money Market Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 6.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces similar information for AMT Tax-Free Money Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 6.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

SMM/MMM-08-03L October 15, 2008 1.790713.110